Average Annual Total Returns - F/m US Treasury 3 Month Bill ETF			12 Months Ended	41 Months Ended
		Feb. 10, 2026	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Treasury Bellwether 3M Total Return USD
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.23%	4.69%
Performance Inception Date		Aug. 08, 2022
ICE BofA 3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.21%	4.64%
Performance Inception Date		Aug. 08, 2022
ICE US Treasury Core Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.19%	1.68%
Performance Inception Date		Aug. 08, 2022
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.21%	4.65%
Performance Inception Date		Aug. 08, 2022
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.50%	2.76%
Performance Inception Date		Aug. 08, 2022
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.47%	2.74%
Performance Inception Date		Aug. 08, 2022

[1]	As of December 31, 2025, Institutional Class Shares of the Fund had not yet been incepted. Performance shown prior to the inception date of the Institutional Class Shares is from the Fund's ETF Class Shares, an exchange-traded class not offered by this Prospectus. Returns of the ETF Class Shares of the Fund may vary from the returns of the Institutional Class Shares offered by this Prospectus to the extent the expenses of the share classes differ.